Angel Oak Core Impact Fund
Schedule of Investments
October 31, 2022 (Unaudited)
		Principal
		Amount	Value
Asset-Backed Securities ― 17.13%
Foundation Finance Trust, Series 2021-1A, Class B, 1.870%, 5/15/2041 (a)		$596,000	$513,230
Foundation Finance Trust, Series 2021-2A, Class D, 5.730%, 1/15/2042 (a)		500,000	447,248
Goldman Home Improvement Trust, Series 2021-GRN2, Class D, 4.000%, 6/25/2051 (a)		500,000	425,117
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, 2.100%, 5/20/2048 (a)		415,501	302,488
Helios Issuer LLC, Series 2021-B, Class A, 1.620%, 7/20/2048 (a)		878,391	701,220
Loanpal Solar Loan Ltd., Series 2021-1GS, Class A, 2.290%, 1/20/2048 (a)		349,396	268,589
Marlette Funding Trust, Series 2019-4A, Class C, 3.760%, 12/15/2029 (a)		718,783	706,151
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.540%, 3/20/2026 (a)		400,000	377,843
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.590%, 9/15/2026 (a)		1,500,000	1,439,910
Mosaic Solar Loan Trust, Series 2021-2A, Class B, 2.090%, 4/22/2047 (a)		396,954	308,931
Mosaic Solar Loans LLC, Series 2017-2A, Class A, 3.820%, 6/22/2043 (a)		64,468	59,150
Tricolor Auto Securitization Trust, Series 2022-1A, Class F, 9.800%, 7/16/2029 (a)		200,000	195,405
TOTAL ASSET-BACKED SECURITIES (Cost ― $6,525,343)			$5,745,282

Commercial Mortgage-Backed Securities ― 8.73%
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, 5.812% (1 Month LIBOR USD + 2.400%), 9/15/2036 (a)(b)		1,000,000	912,275
Greystone CRE Notes Ltd., Series 2021-HC2, Class C, 6.740% (TSFR1M + 3.364%), 12/15/2039 (a)(b)(c)		250,000	226,955
Med Trust, Series 2021-MDLN, Class D, 5.413% (1 Month LIBOR USD + 2.000%), 11/15/2038 (a)(b)		1,000,000	944,924
SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/17/2041 (a)		500,000	389,139
X-Caliber Funding LLC, 5.000%, 10/15/2024 (a)		500,000	453,020
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost ― $3,204,656)			$2,926,313

Commercial Mortgage-Backed Securities - U.S. Government Agency ― 15.13%
Federal Home Loan Mortgage Corp., Series 2019-KF58, Class B, 5.293% (1 Month LIBOR USD + 2.150%), 1/25/2026 (a)(b)		253,287	239,353
Federal Home Loan Mortgage Corp., Series 2021-P009, Class A1, 1.132%, 11/25/2029		467,279	386,865
Federal Home Loan Mortgage Corp., Series K-SG1, Class A2, 1.503%, 9/25/2030		1,010,000	795,276
Federal Home Loan Mortgage Corp., Series K-G04, Class A2, 1.487%, 11/25/2030		1,066,000	829,867
Federal Home Loan Mortgage Corp., Series 2021-P009, Class A2, 1.878%, 1/25/2031		500,000	405,203
Federal Home Loan Mortgage Corp., Series K-G05, Class A2, 2.000%, 1/25/2031		250,000	200,853
Federal Home Loan Mortgage Corp., Series 2022-KSG3, 2.650%, 5/25/2032 (d)		200,000	166,121
Federal Home Loan Mortgage Corp., Series K-SG4, 3.400%, 8/25/2032 (d)		1,000,000	887,387
Federal National Mortgage Association, Series 2021-M1G, Class A2, 1.466%, 11/25/2030 (d)		1,500,000	1,162,034
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $6,158,513)			$5,072,959

Corporate Obligations ― 16.38%
Basic Materials ― 0.70%
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)		250,000	235,542

Consumer, Cyclical ― 3.10%
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029		500,000	407,044
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)		750,000	632,242
			1,039,286
Energy ― 2.47%
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)		625,000	615,773
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)		250,000	213,754
			829,527
Financial ― 8.32%
Amalgamated Financial Corp., 3.250% (TSFR3M + 2.300%), 11/15/2031 (b)		400,000	350,396
Congressional Bancshares, Inc., 4.000% (TSFR3M + 2.890%), 1/1/2032 (a)(b)		500,000	436,182
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (b)		500,000	448,986
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)		500,000	409,690
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (b)		500,000	425,216
OneMain Finance Corp., 3.500%, 1/15/2027		300,000	246,761
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (b)		250,000	218,290
Renasant Corp., 3.000% (TSFR3M + 1.910%), 12/1/2031 (b)		300,000	254,763
			2,790,284
Industrial ― 1.79%
Covanta Holding Corp., 4.875%, 12/1/2029 (a)		250,000	213,464
Seaspan Corp., 5.500%, 8/1/2029 (a)		500,000	386,369
			599,833
TOTAL CORPORATE OBLIGATIONS (Cost ― $6,368,809)			$5,494,472

Residential Mortgage-Backed Securities ― 9.10%
Deephaven Residential Mortgage Trust, Series 2021-2, Class M1, 2.217%, 4/25/2066 (a)(d)		100,000	75,980
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.296%, 6/25/2066 (a)(d)		139,000	90,889
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3, 1.617%, 6/25/2056 (a)(d)		298,091	261,489
LHOME Mortgage Trust, Series 2020-RTL1, Class A1, 3.228%, 10/25/2024 (a)		24,564	24,508
MFA Trust, Series 2021-RPL1, Class A2, 2.072%, 7/25/2060 (a)(d)		500,000	403,566
MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/2060 (a)(d)		500,000	361,194
Oaktown Re Ltd., Series 2018-1A, Class M1, 5.136% (1 Month LIBOR USD + 1.550%), 7/25/2028 (a)(b)		330,485	313,618
PRPM LLC, Series 2021-RPL1, Class M1, 2.680%, 7/25/2051 (a)(d)		1,000,000	810,783
SG Residential Mortgage Trust, Series 2019-3, Class A1, 2.703%, 9/25/2059 (a)(d)		129,608	126,324
Towd Point Mortgage Trust, Series 2020-4, Class M1, 2.875%, 10/25/2060 (a)		565,000	404,081
Verus Securitization Trust, Series 2021-5, Class M1, 2.331%, 9/25/2066 (a)(d)		250,000	180,905
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $3,774,984)			$3,053,337

Residential Mortgage-Backed Securities - U.S. Government Agency ― 27.06%
Federal Home Loan Mortgage Corp., 2.000%, 6/1/2036		410,524	359,847
Federal Home Loan Mortgage Corp., 3.000%, 1/1/2052		955,827	812,970
Federal Home Loan Mortgage Corp., 5.000%, 7/1/2052		393,833	380,385
Federal Home Loan Mortgage Corp., 5.000%, 8/1/2052		979,476	944,500
Federal National Mortgage Association, 4.000%, 4/1/2042		551,085	514,702
Federal National Mortgage Association, 4.500%, 7/1/2052		396,271	372,152
Federal National Mortgage Association, 4.500%, 8/1/2052		996,505	934,918
Federal National Mortgage Association, 5.000%, 8/1/2052		996,865	961,579
Federal National Mortgage Association, 5.000%, 7/20/2052		148,858	145,096
Federal National Mortgage Association, 5.000%, 9/20/2052		1,020,169	990,474
Federal National Mortgage Association, 5.500%, 9/20/2052		29,270	29,078
Federal National Mortgage Association, 5.500%, 10/20/2052		450,000	447,466
Federal National Mortgage Association, 5.000%, 10/20/2052		500,000	485,446
Government National Mortgage Association, 2.500%, 4/20/2051		155,879	131,979
Government National Mortgage Association, 2.000%, 5/20/2036		236,521	206,218
Government National Mortgage Association, 5.500%, 8/20/2052		497,693	494,424
Government National Mortgage Association, 2.500%, 4/20/2051		256,853	218,113
Government National Mortgage Association, 2.500%, 4/20/2051		256,025	217,729
Government National Mortgage Association, 2.500%, 4/20/2051		266,981	226,045
Government National Mortgage Association, 2.500%, 2/20/2051		235,824	200,255
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY (Cost ― $9,715,440)			$9,073,376

Short-Term Investments ― 5.66%		Shares
Money Market Funds ― 5.66%
First American Government Obligations Fund, Class U, 2.941% (e)		1,898,709	1,898,709
TOTAL SHORT-TERM INVESTMENTS (Cost ― $1,898,709)			$1,898,709
TOTAL INVESTMENTS ― 99.19% (Cost ― $37,646,454)			$33,264,448
Other Assets in Excess of Liabilities ― 0.81%			271,737
NET ASSETS ― 100.00%			$33,536,185

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
TSFR1M:	1 Month Term Secured Overnight Financing Rate
TSFR3M:	3 Month Term Secured Overnight Financing Rate

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2022, the value of these securities amounted to $15,107,301 or 45.05% of net assets.

(b)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2022.

(c)	Illiquid security. At October 31, 2022, the value of these securities amounted to $226,955 or 0.68% of net assets.
(d)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2022.
(e)	Rate disclosed is the seven day yield as of October 31, 2022.

Schedule of Open Futures Contracts

Long Futures Contracts	Expiration Month	Number of Contracts	Notional Value	Value & Unrealized Appreciation (Depreciation)

10-Year U.S. Treasury Note Future	December 2022	67	$7,409,781	($507,445)

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Valuation Designee the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2022:

			Level 1	Level 2	Level 3	Total
	Assets
	Asset-Backed Securities		$-	$5,745,282	$-	$5,745,282
	Commercial Mortgage-Backed Securities		-	2,926,313	-	2,926,313
	Commercial Mortgage-Backed Securities - U.S. Government Agency		-	5,072,959	-	5,072,959
	Corporate Obligations		-	5,494,472	-	5,494,472
	Residential Mortgage-Backed Securities		-	3,053,337	-	3,053,337
	Residential Mortgage-Backed Securities - U.S. Government Agency		-	9,073,376	-	9,073,376
	Short-Term Investments		1,898,709	-	-	1,898,709
	Total		$1,898,709	$31,365,739	$-	$33,264,448
	Other Financial Instruments
	Liabilities
	Futures Contracts*		($507,445)	$-	$-	($507,445)

*Futures are reflected at the unrealized appreciation (depreciation) on the instrument as presented in the Schedule of Investments.

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2022, the Fund recognized $436,182 of transfers from Level 3 to Level 2 due to an increase in relevant market activity.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/22
Corporate Obligations	$500,000	$–	$–	($63,818)	$–	$–	$–	($436,182)	$–

The average monthly notional value of long futures contracts during the period ended October 31, 2022, was $3,432,091.